TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPOSITION OF OTHER RECEIVABLES

Set forth below are the composition of other receivables:

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands

Government institutions	263	194	61
Advances to suppliers	247	271	85
Tax advances	45	-	-
Prepaid expenses	293	377	118
Other receivables (see note 12a(1))	389	549	172
	1,237	1,391	436